Debt - (Narrative - Debt Transactions) (Details) $ in Millions	1 Months Ended
Apr. 30, 2022 USD ($)
Term Loans | 2023 Term Loan A
Debt Instrument [Line Items]
Principal amount of debt prepaid	$ 193.6